Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2025
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 19 – SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Research and development expenses – net

	Year ended December 31,
(in thousands)	2025	2024	2023
Payroll and related expenses	$3,306	$3,078	$5,265
Research and development services	3,520	5,039	9,853
Materials	782	553	1,880
Share Based Compensation	738	916	524
Depreciation	282	497	802
Other	576	540	911
	9,204	10,623	19,235
Israel Innovation Authority participation in research and development costs and royalties payable	-	-	(223)
	$9,204	$10,623	$19,012

b.	General and administrative expenses

	Year ended December 31,
(in thousands)	2025	2024	2023
Payroll expenses	$859	$831	$912
Compensation to directors	1,670	1,216	887
Professional fees	1,644	1,029	969
Office maintenance and office expenses	111	105	906
Insurance	281	351	567
Share Based Compensation	1,045	1,149	1,427
Other	186	232	471
	$5,796	$4,913	$6,139
c.	Other expenses (income)

	Year ended December 31,
(in thousands)	2025	2024	2023
Loss on disposal group of assets held for sale	$29	$957	$4,244
Income from cancelation of uncertain tax position	-	(605)	-
	$29	$352	$4,244

d.	Income on digital assets, net

	Year ended December 31,
(in thousands)	2025	2024	2023
Unrealized gain on digital assets	$364,319	$-	$-
Commissions to custodian and to asset manager	(1,128)	-	-
	$363,191	$-	$-

e.	Finance income (expenses), net

	Year ended December 31,
(in thousands)	2025	2024	2023
Interest income	$792	$1,069	$1,565
Exchange differences, net	1,149	(182)	(1,224)
Bank commissions and other expenses	(13)	(13)	(14)
	$1,928	$874	$327)